First Trust Multi Cap Growth AlphaDEX Fund Shareholder Fees	Jul. 31, 2025
First Trust Multi Cap Growth AlphaDEX Fund | First Trust Multi Cap Growth AlphaDEX Fund
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%